UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Multi-Sector Bond Fund (formerly Great-West Loomis Sayles Bond Fund)
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 28, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	10.86%
Aa1	0.38
Aa2	1.02
Aa3	0.95
A1	1.48
A2	1.45
A3	3.67
Baa1	2.96
Baa2	12.29
Baa3	13.79
Ba1	5.05
Ba2	3.33
Ba3	5.39
B1	3.35
B2	5.11
B3	3.96
CCC, CC, C	4.05
D	0.16
Equities	1.35
Not Rated	9.45
Short Term Investments	9.95
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,086.10	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.73
Investor Class
Actual	$1,000.00	$1,084.20	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.46
Class L
Actual	$1,000.00	$1,082.40	$5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$5.64
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.90% for the Investor Class and 1.14% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.62%
$ 810,000	ACC Trust(b) Series 2019-1 Class B 4.47%, 10/20/2022	$ 830,358
1,297,747	Ajax Mortgage Loan Trust(b)(c) Series 2018-C Class A 4.36%, 09/25/2065	1,321,145
	American Credit Acceptance Receivables Trust(b)
	Series 2018-3 Class C
1,390,000	3.75%, 10/15/2024	1,404,451
	Series 2019-2 Class C
820,000	3.17%, 06/12/2025	826,719
263,365	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	271,692
720,000	Americredit Automobile Receivables Trust Series 2019-2 Class D 2.99%, 06/18/2025	723,112
1,008,425	Arbys Funding LLC(b) Series 2015-1A Class A2 4.97%, 10/30/2045	1,048,984
950,000	AXIS Equipment Finance Receivables VI LLC(b) Series 2018-2A Class A2 3.89%, 07/20/2022	964,860
	Bayview Opportunity Master Fund IV Trust(b)(c)
	Series 2017-SPL4 Class A
242,235	3.50%, 01/28/2055	246,499
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057	390,631
985,000	Business Jet Securities LLC(b) Series 2019-1 Class A 4.21%, 07/15/2034	984,965
	CoreVest American Finance Trust(b)
	Series 2018-1 Class A
225,272	3.80%, 06/15/2051	233,067
	Series 2018-2 Class A
455,815	4.03%, 11/15/2052	475,432
1,608,780	Credit Suisse Mortgage Trust(b)(c) Series 2018-RPL8 Class A1 4.13%, 07/25/2058	1,629,844
	Drive Auto Receivables Trust
	Series 2018-4 Class D
1,390,000	4.09%, 01/15/2026	1,427,972
	Series 2019-1 Class C
950,000	3.78%, 04/15/2025	968,931
	Exeter Automobile Receivables Trust(b)
	Series 2018-4A Class D
1,005,000	4.35%, 09/16/2024	1,041,928
	Series 2019-1A Class D
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 955,000	4.13%, 12/16/2024	$ 987,106
600,000	ExteNet LLC(b) Series 2019-1A Class A2 3.20%, 07/26/2049	600,000
645,000	Flagship Credit Auto Trust(b) Series 2019-1 Class C 3.60%, 02/18/2025	663,585
1,006,677	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	1,010,402
480,000	Genesis Sales Finance Master Trust(b) Series 2019-AA Class A 4.68%, 08/20/2023	489,758
1,275,000	GLS Auto Receivables Trust(b) Series 2018-3A Class C 4.18%, 07/15/2024	1,315,738
1,032,200	Hardee's Funding LLC(b) Series 2018-1A Class A2I 4.25%, 06/20/2048	1,053,143
1,217,154	Hilton Grand Vacations Trust(b) Series 2018-AA Class A 3.54%, 02/25/2032	1,253,488
284,170	HOA Funding LLC(b) Series 2014-1A Class A2 4.85%, 08/20/2044	284,392
	Lendmark Funding Trust(b)
	Series 2018-2A Class A
1,005,000	4.23%, 04/20/2027	1,042,798
	Series 2019-1A Class A
795,000	3.00%, 12/20/2027	794,244
995,000	Mariner Finance Issuance Trust(b) Series 2019-AA Class A 2.96%, 07/20/2032	994,801
1,140,000	Michigan Tobacco Settlement Finance Authority Series 2006-A Class A 7.31%, 06/01/2046	1,142,348
320,000	Mill City Mortgage Loan Trust(b)(c) Series 2018-4 Class A1B 3.50%, 04/25/2066	324,271
981,773	MVW Owner Trust(b) Series 2016-1A Class A 2.25%, 12/20/2033	973,424
1,215,000	Prestige Auto Receivables Trust(b) Series 2018-1A Class D 4.14%, 10/15/2024	1,267,214
1,140,083	Preston Ridge Partners Mortgage LLC(b)(d) Series 2019-2A Class A1 3.97%, 04/25/2024	1,156,550
727,924	Pretium Mortgage Credit Partners LLC(b)(d) Series 2019-NPL1 Class A1 4.21%, 07/25/2060	738,708
	Progress Residential Trust(b)
	Series 2018-SFR1 Class B
3,100,000	3.48%, 03/17/2035	3,144,235

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-SFR2 Class B
$ 1,531,000	3.84%, 08/17/2035	$ 1,570,283
990,000	Prosper Marketplace Issuance Trust(b) Series 2018-2A Class B 3.96%, 10/15/2024	1,002,656
945,000	SMB Private Education Loan Trust(b) Series 2019-B Class A2A 2.84%, 06/15/2037	951,841
366,720	TGIF Funding LLC(b) Series 2017-1A Class A2 6.20%, 04/30/2047	359,202
	Towd Point Mortgage Trust(b)(c)
	Series 2016-2 Class A1
1,997,254	3.00%, 08/25/2055	2,016,678
	Series 2016-3 Class A1
1,149,709	2.25%, 04/25/2056	1,142,973
	Series 2016-4 Class A2
1,750,000	3.00%, 07/25/2056	1,744,113
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056	970,011
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056	656,026
	Series 2018-4 Class A1
822,050	3.00%, 06/25/2058	834,201
	Series 2018-6 Class A1A
602,805	3.75%, 03/25/2058	619,053
	Series 2018-SJ1 Class A1
404,068	4.00%, 10/25/2058	408,331
	Series 2019-1 Class A1
759,578	3.75%, 03/25/2058	792,912
817,347	Trinity Rail Leasing LLC(b) Series 2019-1A Class A 3.82%, 04/17/2049	839,037
825,000	United Auto Credit Securitization Trust(b) Series 2019-1 Class E 4.29%, 08/12/2024	832,424
985,000	Upgrade Master Pass Through Trust(b) Series 2019-ST1 Class A 4.00%, 07/15/2025	985,000
662,016	Vericrest Opportunity Loan Trust(b)(d) Series 2019-NPL2 Class A1 3.97%, 02/25/2049	668,236
840,000	Veros Automobile Receivables Trust(b) Series 2018-1 Class B 4.05%, 02/15/2024	851,394
769,658	VOLT LXII LLC(b)(d) Series 2017-NPL9 Class A1 3.13%, 09/25/2047	771,441
1,472,140	VOLT LXX LLC(b)(d) Series 2018-NPL6 Class A1A 4.11%, 09/25/2048	1,486,110
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 109,067	VOLT LXXI LLC(b)(d) Series 2018-NPL7 Class A1A 3.97%, 09/25/2048	$ 109,900
350,865	VOLT LXXV LLC(b)(d) Series 2019-NPL1 Class A1A 4.34%, 01/25/2049	355,596
1,175,000	Wendy's Funding LLC(b) Series 2019-1A Class A2I 3.78%, 06/15/2049	1,181,945
1,325,000	Westlake Automobile Receivables Trust(b) Series 2018-3A Class D 4.00%, 10/16/2023	1,357,555
TOTAL ASSET-BACKED SECURITIES — 8.62% (Cost $55,458,630)		$ 56,533,713
BANK LOANS
582,075	Accelerated Health Systems LLC(e) 5.92%, 10/31/2025 1-mo. LIBOR + 3.50%	583,530
563,954	Affinity Gaming LLC(e) 5.65%, 07/03/2023 1-mo. LIBOR + 3.25%	541,396
514,800	AHP Health Partners Inc(e) 6.90%, 06/30/2025 1-mo. LIBOR + 4.50%	513,728
673,569	Albertson's LLC(e) 5.40%, 11/17/2025 1-mo. LIBOR + 3.00%	669,840
1,034,418	American Builders & Contractors Supply Co Inc(e) 4.40%, 10/31/2023 1-mo. LIBOR + 2.00%	1,018,579
373,000	Applied Systems Inc(e) 9.33%, 09/19/2025 3-mo. LIBOR + 7.00%	376,637
745,000	Asurion LLC(e) 8.90%, 08/04/2025 1-mo. LIBOR + 6.50%	754,623
184,075	Atlantic Aviation FBO Inc(e) 6.16%, 12/06/2025 1-mo. LIBOR + 3.75%	185,225
435,937	Bausch Health Cos Inc(e) 5.16%, 11/27/2025 1-mo. LIBOR + 2.75%	433,213
824,659	Blackhawk Network Holdings Inc(e) 5.40%, 06/15/2025 1-mo. LIBOR + 3.00%	817,444
492,525	Boxer Parent Co Inc(e) 6.58%, 10/02/2025 3-mo. LIBOR + 4.25%	466,436
	Brookfield WEC Holdings Inc(e)

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 916,750	(f) 5.90%, 08/01/2025 1-mo. LIBOR + 3.75%	$ 915,267
300,000	9.15%,08/03/2026 1-mo. LIBOR + 6.75%	303,125
665,000	Calpine Corp(e) 5.08%, 04/05/2026 3-mo. LIBOR + 2.75%	663,338
277,264	CCS-CMGC Holdings Inc(e)(f) 7.90%, 10/01/2025 1-mo. LIBOR + 5.50%	272,412
979,540	CenturyLink Inc(e) 5.15%, 01/31/2025 1-mo. LIBOR + 2.75%	955,357
357,532	Change Healthcare Holdings LLC(e) 5.15%, 03/01/2024 1-mo. LIBOR + 2.75%	354,354
640,970	CHG Healthcare Services Inc(e) 5.40%, 06/07/2023 1-mo. LIBOR + 3.00%	636,697
	Citgo Petroleum Corp(e)
994,792	7.10%,07/29/2021 1-mo. LIBOR + 4.50%	994,170
415,000	7.60%,03/27/2024 1-mo. LIBOR + 5.00%	415,000
675,000	Commscope Inc(e) 5.65%, 04/04/2026 1-mo. LIBOR + 3.25%	673,312
645,051	CPG International LLC(e) 5.93%, 05/06/2024 6-mo. LIBOR + 3.75%	632,956
280,958	Crown Finance US Inc(e)(f) 4.65%, 02/28/2025 1-mo. LIBOR + 2.25%	276,076
637,900	CSC Holdings LLC(e)(f) 4.64%, 01/15/2026 1-mo. LIBOR + 2.25%	627,800
917,287	Ditech Holding Corp(e)(g) 8.33%, 06/30/2022 3-mo. LIBOR + 6.00%	321,050
490,000	Dun & Bradstreet Corp(e) 7.40%, 02/06/2026 1-mo. LIBOR + 5.00%	490,000
360,000	Dynasty Acquisition Co Inc(e) 6.33%, 04/06/2026 3-mo. LIBOR + 8.00%	361,238
555,882	Envision Healthcare Corp(e) 6.15%, 10/10/2025 1-mo. LIBOR + 3.75%	481,069
664,859	Explorer Holdings Inc(e) 6.08%, 05/02/2023 3-mo. LIBOR + 3.75%	662,089
653,321	Filtration Group Corp(e) 5.40%, 03/29/2025 1-mo. LIBOR + 3.00%	651,337
671,625	Financial & Risk US Holdings Inc(e) 6.15%, 10/01/2025 1-mo. LIBOR + 3.75%	650,757
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 752,089	First Data Corp(e) 4.40%, 07/08/2022 1-mo. LIBOR + 2.00%	$ 751,267
798,947	GFL Environmental Inc(e) 5.40%, 05/30/2025 1-mo. LIBOR + 3.00%	784,766
596,617	Global Appliance Inc(e)(f) 6.41%, 10/04/2024 1-mo. LIBOR + 4.00%	590,650
872,411	Go Daddy Operating Company LLC(e) 4.40%, 02/15/2024 1-mo. LIBOR + 2.00%	872,411
1,414,829	Golden Nugget Inc(e)(f) 5.14%, 10/04/2023 1-mo. LIBOR + 2.75%	1,402,008
110,000	Hexion Inc(e)(f) 5.90%, 06/26/2026 1-mo. LIBOR + 3.50%	109,931
	H-Food Holdings LLC(e)
118,800	6.09%,05/23/2025 1-mo. LIBOR + 3.69%	115,644
598,500	6.40%,05/23/2025 1-mo. LIBOR + 4.00%	590,271
544,500	Hillman Group Inc(e) 6.40%, 05/31/2025 1-mo. LIBOR + 4.00%	523,231
564,382	Hoya Midco LLC(e)(f) 5.90%, 06/30/2024 1-mo. LIBOR + 3.50%	556,622
520,000	Kronos Acquisitions Holdings Inc(e) 6.40%, 05/15/2023 1-mo. LIBOR + 4.00%	489,710
	Kronos Inc(e)
984,015	5.58%,11/01/2023 2-mo. LIBOR + 3.00%	981,144
300,000	10.83%,11/01/2024 2-mo. LIBOR + 8.25%	309,125
1,044,750	LifePoint Health Inc(e) 6.90%, 11/16/2025 1-mo. LIBOR + 4.50%	1,038,481
757,650	Medallion Midland Acquisition LLC(e) 5.69%, 10/30/2024 1-mo. LIBOR + 3.25%	735,157
852,918	Milk Specialties Co(e) 6.40%, 08/16/2023 1-mo. LIBOR + 4.00%	835,149
597,324	Neiman Marcus Group Ltd LLC(e) 5.67%, 10/25/2023 1-mo. LIBOR + 3.25%	513,201
440,000	Nexstar Broadcasting Inc(e)(f) 5.15%, 06/20/2026 1-mo. LIBOR + 2.75%	438,350
80,000	NVA Holdings Inc(e) 5.90%, 02/02/2025 1-mo. LIBOR + 3.50%	79,800

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 497,412	Ortho-Clinical Diagnostics Inc(e) 5.68%, 06/30/2025 1-mo. LIBOR + 3.25%	$ 477,723
	Pacific Gas & Electric Co(e)
95,000	1.13%,12/31/2020 4-mo. LIBOR + 1.13%	94,881
290,000	4.69%,12/31/2020 1-mo. LIBOR + 2.25%	289,638
430,000	Panther BF Aggregator 2 LP(e) 5.90%, 04/30/2026 1-mo. LIBOR + 3.50%	425,808
505,365	Parfums Holding Co Inc(e) 6.77%, 06/30/2024 2-mo. LIBOR + 4.25%	501,364
150,000	Phoenix Guarantor Inc(e) 6.92%, 03/05/2026 1-mo. LIBOR + 4.50%	149,125
822,034	Pi US Mergerco Inc(e) 5.65%, 01/03/2025 1-mo. LIBOR + 3.25%	811,074
426,642	Playa Resorts Holding BV(e) 5.15%, 04/29/2024 1-mo. LIBOR + 2.75%	407,621
833,134	Prime Security Services Borrower LLC(e) 5.15%, 05/02/2022 1-mo. LIBOR + 2.75%	827,075
516,090	Prospect Medical Holdings Inc(e) 7.94%, 02/22/2024 1-mo. LIBOR + 5.50%	485,770
676,600	Red Ventures LLC(e) 5.40%, 11/08/2024 1-mo. LIBOR + 3.00%	674,063
371,241	Scientific Games International Inc(e) 5.23%, 08/14/2024 1-mo. LIBOR + 2.75%	365,407
419,720	Seadrill Operating LP(e) 8.40%, 02/21/2021 1-mo. LIBOR + 6.00%	299,050
	Securus Technologies Holdings Inc(e)
177,080	6.83%,11/01/2024 (f) 3-mo. LIBOR + 4.75%	165,128
525,000	10.58%,11/01/2025 3-mo. LIBOR + 8.25%	481,250
346,702	SS&C Technologies Inc(e) 4.65%, 04/16/2025 1-mo. LIBOR + 4.50%	345,113
487,967	St. George's University Scholastic Services LLC(e) 5.91%, 07/17/2025 1-mo. LIBOR + 3.50%	487,052
631,923	Stars Group Holdings BV(e) 5.83%, 07/10/2025 3-mo. LIBOR + 3.50%	631,528
1,076,801	Summit Materials LLC(e) 4.40%, 11/21/2024 1-mo. LIBOR + 2.00%	1,069,802
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 823,975	TKC Holdings Inc(e) 6.16%, 02/01/2023 1-mo. LIBOR + 3.75%	$ 804,749
1,176,090	Trans Union LLC(e) 4.40%, 06/19/2025 1-mo. LIBOR + 2.00%	1,172,660
498,593	Transdigm Inc(e)(f) 4.83%, 06/09/2023 3-mo. LIBOR + 2.50%	489,089
536,684	UFC Holdings LLC(e)(f) 5.66%, 04/29/2026 1-mo. LIBOR + 3.25%	535,725
925,574	Vertafore Inc(e) 5.65%, 07/02/2025 1-mo. LIBOR + 3.25%	888,055
333,308	West Corp(e) 6.52%, 10/10/2024 2-mo. LIBOR + 4.00%	310,254
TOTAL BANK LOANS — 6.50% (Cost $43,756,692)		$ 42,603,977
CORPORATE BONDS AND NOTES
Basic Materials — 4.11%
705,000	Anglo American Capital PLC(b) 4.00%, 09/11/2027	707,405
	ArcelorMittal
80,000	5.50%, 03/01/2021	83,267
460,000	6.13%, 06/01/2025	522,648
895,000	7.00%, 10/15/2039	1,061,106
2,985,000	6.75%, 03/01/2041	3,476,463
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	586,055
1,690,000	5.25%, 04/01/2042	1,981,917
1,590,000	Barrick North America Finance LLC 5.75%, 05/01/2043	1,984,743
1,975,000	BHP Billiton Finance USA Ltd(b) 6.75%, 10/19/2075	2,253,475
850,000	Equate Petrochemical BV(b) 4.25%, 11/03/2026	889,280
200,000	First Quantum Minerals Ltd(b) 7.50%, 04/01/2025	190,500
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	139,281
435,000	7.25%, 06/01/2028	571,208
90,000	8.88%, 05/15/2031	138,900
1,350,000	Glencore Funding LLC(b)(h) 4.00%, 03/27/2027	1,362,632
	Hexion Inc(g)(i)
575,000	6.63%, 04/15/2020(h)	445,625
480,000	9.20%, 03/15/2021	82,800
2,220,000	7.88%, 02/15/2023	382,950
1,000,000	Hexion Inc / Hexion Nova Scotia Finance ULC(g)(i) 9.00%, 11/15/2020	172,500

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 350,000	INEOS Group Holdings SA(b)(h) 5.63%, 08/01/2024	$ 357,000
2,605,000	INVISTA Finance LLC(b) 4.25%, 10/15/2019	2,619,863
670,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(b) 7.00%, 04/15/2025	678,375
190,000	Methanex Corp 5.25%, 03/01/2022	197,883
1,725,000	Newmont Goldcorp Corp 4.88%, 03/15/2042	1,928,509
370,000	NOVA Chemicals Corp(b) 5.00%, 05/01/2025	386,650
1,065,000	SABIC Capital II BV(b) 4.50%, 10/10/2028	1,140,257
385,000	Syngenta Finance NV(b) 4.44%, 04/24/2023	400,072
1,870,000	United States Steel Corp 6.65%, 06/01/2037	1,570,800
685,000	Vedanta Resources PLC(b) 6.13%, 08/09/2024	629,956
		26,942,120
Communications — 4.32%
	AT&T Inc
1,990,000	3.95%, 01/15/2025	2,101,595
2,930,000	4.50%, 03/09/2048	3,001,822
565,000	4.55%, 03/09/2049	578,083
1,155,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 5.13%, 05/01/2027	1,195,841
705,000	Cincinnati Bell Inc(b)(h) 7.00%, 07/15/2024	622,163
660,000	Clear Channel Worldwide Holdings Inc(b) 9.25%, 02/15/2024	716,100
	Comcast Corp
43,000	3.23%, 04/15/2024(e) 3-mo. LIBOR + 0.63%	43,178
455,000	3.95%, 10/15/2025	490,602
219,000	4.15%, 10/15/2028	241,384
860,000	Consolidated Communications Inc 6.50%, 10/01/2022	801,683
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	956,751
680,000	CSC Holdings LLC(b) 5.38%, 02/01/2028	706,350
1,280,000	Discovery Communications LLC 3.95%, 03/20/2028	1,319,181
900,000	DISH DBS Corp 5.00%, 03/15/2023	869,625
40,000	Entercom Media Corp(b) 6.50%, 05/01/2027	41,600
	Frontier Communications Corp
335,000	8.50%, 04/15/2020(h)	273,025
730,000	11.00%, 09/15/2025	452,600
Principal Amount(a)		Fair Value
Communications — (continued)
$ 350,000	8.50%, 04/01/2026(b)	$ 339,500
250,000	GrubHub Holdings Inc(b) 5.50%, 07/01/2027	256,593
290,000	Lamar Media Corp 5.00%, 05/01/2023	295,075
550,000	Meredith Corp 6.88%, 02/01/2026	583,622
	Motorola Solutions Inc
644,143	4.60%, 02/23/2028	675,510
330,000	4.60%, 05/23/2029	346,859
50,000	Nexstar Escrow Inc(b) 5.63%, 07/15/2027	51,250
	Sirius XM Radio Inc(b)
185,000	4.63%, 07/15/2024	189,307
395,000	5.50%, 07/01/2029	404,954
	Sprint Capital Corp
2,484,000	6.88%, 11/15/2028	2,570,940
540,000	8.75%, 03/15/2032	625,050
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b)
200,000	4.74%, 03/20/2025	207,500
735,000	5.15%, 03/20/2028	757,050
735,000	Telecom Italia Capital SA 6.00%, 09/30/2034	749,700
	Telefonica Emisiones SA
225,000	5.13%, 04/27/2020	229,589
525,000	7.05%, 06/20/2036	688,055
400,000	Telenet Finance Luxembourg Notes SARL(b) 5.50%, 03/01/2028	406,000
1,055,000	Tencent Holdings Ltd(b) 3.98%, 04/11/2029	1,101,821
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	37,827
235,000	5.50%, 09/01/2041	246,156
200,000	4.50%, 09/15/2042	187,918
	Viacom Inc
65,000	4.38%, 03/15/2043	63,518
390,000	5.85%, 09/01/2043	460,133
530,000	5.25%, 04/01/2044	577,363
	ViaSat Inc(b)
690,000	5.63%, 09/15/2025	677,925
470,000	5.63%, 04/15/2027(h)	488,800
	Windstream Services LLC / Windstream Finance Corp(b)(g)(i)
215,000	10.50%, 06/30/2024	155,875
746,000	9.00%, 06/30/2025	516,605
		28,302,078
Consumer, Cyclical — 6.69%
83,732	Air Canada 2013-1 Class B Pass Through Trust(b) 5.38%, 05/15/2021	86,445
935,000	Allison Transmission Inc(b) 4.75%, 10/01/2027	927,987

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 120,325	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	$ 125,331
1,644,167	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	1,723,909
5,201,527	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	5,482,146
1,240,417	American Airlines 2016-3 Class B Pass Through Trust 3.75%, 10/15/2025	1,248,551
462,930	American Airlines 2017-2 Class B Pass Through Trust 3.70%, 10/15/2025	460,957
3,720,000	American Airlines Group Inc(b) 5.50%, 10/01/2019	3,736,740
	Beazer Homes USA Inc
67,000	7.25%, 02/01/2023	65,325
750,000	5.88%, 10/15/2027	650,400
350,000	Boyd Gaming Corp 6.00%, 08/15/2026	367,938
535,000	Caesars Resort Collection LLC / CRC Finco Inc(b) 5.25%, 10/15/2025	535,000
19,594	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	19,982
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,193,441
400,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b) 10.50%, 02/15/2023	423,000
275,000	Eldorado Resorts Inc 6.00%, 09/15/2026	300,438
	Ford Motor Co
130,000	7.50%, 08/01/2026	151,805
50,000	6.63%, 02/15/2028	56,125
755,000	6.63%, 10/01/2028	852,644
2,080,000	6.38%, 02/01/2029	2,252,259
510,000	7.45%, 07/16/2031	602,856
1,165,000	5.29%, 12/08/2046	1,084,334
650,000	Gateway Casinos & Entertainment Ltd(b) 8.25%, 03/01/2024	684,125
790,000	General Motors Co 5.20%, 04/01/2045	759,374
	General Motors Financial Co Inc
605,000	4.38%, 09/25/2021	624,481
1,690,000	5.25%, 03/01/2026	1,812,814
1,350,000	Goodyear Tire & Rubber Co(h) 4.88%, 03/15/2027	1,282,500
635,000	Group 1 Automotive Inc 5.00%, 06/01/2022	642,938
900,000	Hilton Domestic Operating Co Inc 5.13%, 05/01/2026	939,375
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 195,000	IAA Inc(b) 5.50%, 06/15/2027	$ 202,800
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	43,160
45,000	K Hovnanian Enterprises Inc 5.00%, 11/01/2021	40,838
1,025,000	Lear Corp 3.80%, 09/15/2027	1,014,155
665,000	Lennar Corp 4.75%, 11/15/2022	695,756
700,000	M/I Homes Inc 5.63%, 08/01/2025	710,500
200,000	Melco Resorts Finance Ltd(b) 5.25%, 04/26/2026	199,811
140,000	Michaels Stores Inc(b) 8.00%, 07/15/2027	139,355
630,000	Navistar International Corp(b) 6.63%, 11/01/2025	659,925
1,163,468	Norwegian Air Shuttle ASA 2016-1 Class A Pass Through Trust(b) 4.88%, 05/10/2028	1,118,209
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(b)
55,000	6.25%, 05/15/2026	57,131
570,000	8.50%, 05/15/2027	587,100
	PulteGroup Inc
625,000	7.88%, 06/15/2032	743,750
1,200,000	6.00%, 02/15/2035	1,230,000
305,000	Scientific Games International Inc(b) 8.25%, 03/15/2026	320,247
510,000	Tenneco Inc(h) 5.00%, 07/15/2026	405,450
665,000	Toro Co 6.63%, 05/01/2037	816,175
3,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	3,097
810,000	Under Armour Inc 3.25%, 06/15/2026	764,032
805,524	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	855,627
1,891,215	United Airlines 2016-2 Class B Pass Through Trust 3.65%, 10/07/2025	1,894,052
188,760	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	212,562
436,809	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	481,407
794,840	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	802,867

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 795,000	Vista Outdoor Inc(h) 5.88%, 10/01/2023	$ 775,459
		43,866,685
Consumer, Non-Cyclical — 5.40%
	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC
520,000	5.75%, 03/15/2025	523,900
150,000	7.50%, 03/15/2026(b)	160,125
	Allied Universal Holdco LLC(b)
1,050,000	6.63%, 07/15/2026	1,067,062
405,000	9.75%, 07/15/2027	405,000
	Altria Group Inc
161,000	4.40%, 02/14/2026	172,103
1,233,000	4.80%, 02/14/2029	1,329,907
	Anheuser-Busch InBev Worldwide Inc
655,000	4.00%, 04/13/2028	705,362
230,000	4.75%, 01/23/2029	260,536
1,225,000	Ashtead Capital Inc(b) 4.38%, 08/15/2027	1,226,531
495,000	Avantor Inc(b) 6.00%, 10/01/2024	526,680
935,000	Bacardi Ltd(b) 4.70%, 05/15/2028	999,836
	Bausch Health Americas Inc(b)
315,000	9.25%, 04/01/2026	352,422
720,000	8.50%, 01/31/2027	791,654
	Bausch Health Cos Inc(b)
250,000	5.50%, 11/01/2025	260,625
70,000	5.75%, 08/15/2027	73,569
905,000	7.00%, 01/15/2028	937,806
850,000	Bunge Ltd Finance Corp 4.35%, 03/15/2024	886,329
175,000	Catalent Pharma Solutions Inc(b) 5.00%, 07/15/2027	178,063
250,000	Centene Corp(b) 5.38%, 06/01/2026	262,813
525,000	Chobani LLC / Chobani Finance Corp Inc(b) 7.50%, 04/15/2025	490,875
1,425,000	CVS Health Corp 4.30%, 03/25/2028	1,501,850
1,110,000	DP World Ltd(b) 6.85%, 07/02/2037	1,393,050
	Eagle Holding Co II LLC(b)(j)
315,000	7.63%, 05/15/2022 PIK rate, 8.38%	316,575
465,000	7.75%, 05/15/2022 PIK rate, 8.50%	468,488
740,000	Garda World Security Corp(b) 8.75%, 05/15/2025	730,750
	HCA Inc
395,000	7.50%, 12/15/2023	442,400
290,000	8.36%, 04/15/2024	334,950
135,000	7.69%, 06/15/2025	158,625
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,115,000	7.58%, 09/15/2025	$ 1,282,250
2,505,000	7.05%, 12/01/2027	2,830,650
974,000	4.13%, 06/15/2029	996,642
360,000	7.50%, 11/06/2033	414,000
90,000	7.75%, 07/15/2036	102,600
940,000	5.25%, 06/15/2049	977,327
83,000	Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	95,968
540,000	Kronos Acquisition Holdings Inc(b) 9.00%, 08/15/2023	474,741
180,000	Mylan Inc 5.20%, 04/15/2048	166,045
	Mylan NV
855,000	3.95%, 06/15/2026	825,072
515,000	5.25%, 06/15/2046	481,384
400,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b) 6.63%, 05/15/2022	382,000
425,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	417,563
775,000	Perrigo Finance Unlimited Co 4.38%, 03/15/2026	776,274
400,000	Prime Security Services Borrower LLC / Prime Finance Inc(b) 5.75%, 04/15/2026	413,000
180,000	Service Corp International 5.13%, 06/01/2029	189,450
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,221,225
895,000	Sigma Finance Netherlands BV(b) 4.88%, 03/27/2028	927,104
720,000	Surgery Center Holdings Inc(b) 6.75%, 07/01/2025	622,800
	Tenet Healthcare Corp
590,000	6.75%, 06/15/2023(h)	592,213
1,305,000	5.13%, 05/01/2025	1,311,525
355,000	6.25%, 02/01/2027(b)	365,650
425,000	6.88%, 11/15/2031	375,063
2,310,000	Teva Pharmaceutical Finance Netherlands III BV 4.10%, 10/01/2046	1,570,684
150,000	United Rentals North America Inc 4.88%, 01/15/2028	153,000
530,000	West Street Merger Sub Inc(b) 6.38%, 09/01/2025	490,250
		35,412,366
Energy — 8.85%
780,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	819,000
833,546	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	934,346

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 820,000	Anadarko Petroleum Corp 4.50%, 07/15/2044	$ 838,973
1,000,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b) 6.63%, 07/15/2026	1,007,500
	California Resources Corp
359,000	5.50%, 09/15/2021	244,120
2,375,000	8.00%, 12/15/2022(b)(h)	1,790,156
48,000	6.00%, 11/15/2024	27,840
368,493	Callon Petroleum Co 6.13%, 10/01/2024	372,178
410,000	Cheniere Energy Partners LP(b) 5.63%, 10/01/2026	432,550
	Chesapeake Energy Corp
1,485,000	4.88%, 04/15/2022(h)	1,403,325
95,000	5.75%, 03/15/2023	89,063
1,380,000	8.00%, 06/15/2027(h)	1,206,644
810,000	Citgo Holding Inc(b) 10.75%, 02/15/2020	838,350
	Continental Resources Inc
32,000	5.00%, 09/15/2022	32,251
240,000	4.50%, 04/15/2023	252,075
585,000	3.80%, 06/01/2024	601,239
810,000	CrownRock LP / CrownRock Finance Inc(b) 5.63%, 10/15/2025	810,000
395,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	414,750
	Denbury Resources Inc(b)
345,000	9.25%, 03/31/2022	323,438
400,000	7.75%, 02/15/2024	332,000
885,000	Devon Energy Corp 3.25%, 05/15/2022	901,442
990,000	Enable Midstream Partners LP 5.00%, 05/15/2044	922,807
340,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	498,997
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,715,000
	EP Energy LLC / Everest Acquisition Finance Inc(b)
265,000	8.00%, 11/29/2024	180,200
240,000	7.75%, 05/15/2026	214,200
1,050,000	Gazprom OAO Via Gaz Capital SA 7.29%, 08/16/2037	1,324,705
855,000	Geopark Ltd(b) 6.50%, 09/21/2024	880,650
825,000	HollyFrontier Corp 5.88%, 04/01/2026	906,514
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021	620,192
1,825,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	1,957,108
Principal Amount(a)		Fair Value
Energy — (continued)
	Kinder Morgan Inc
$ 125,000	7.80%, 08/01/2031	$ 168,076
1,100,000	7.75%, 01/15/2032	1,506,090
400,000	Kosmos Energy Ltd(b) 7.13%, 04/04/2026	403,000
	MEG Energy Corp(b)
155,000	6.38%, 01/30/2023	147,638
2,020,000	7.00%, 03/31/2024	1,919,000
790,000	Montage Resources Corp 8.88%, 07/15/2023	665,575
	MPLX LP
80,000	4.50%, 07/15/2023	84,827
295,000	4.88%, 06/01/2025	320,441
775,000	4.00%, 03/15/2028	804,464
800,000	Nabors Industries Inc 5.50%, 01/15/2023	748,000
1,670,000	Newfield Exploration Co 5.63%, 07/01/2024	1,848,090
	NGL Energy Partners LP / NGL Energy Finance Corp
1,090,000	7.50%, 11/01/2023	1,139,050
1,805,000	6.13%, 03/01/2025	1,786,950
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	244,468
70,000	6.20%, 09/15/2043	82,738
2,555,000	Pertamina Persero PT(b) 6.45%, 05/30/2044	3,126,624
	Petrobras Global Finance BV
1,315,000	7.38%, 01/17/2027	1,510,277
1,460,000	5.75%, 02/01/2029	1,521,904
975,000	6.90%, 03/19/2049	1,038,375
1,800,000	Petroleos de Venezuela SA(b)(g)(i) 6.00%, 05/16/2024	270,000
	Petroleos Mexicanos
425,000	4.63%, 09/21/2023	415,438
1,760,000	6.50%, 03/13/2027	1,735,712
525,000	6.50%, 06/02/2041	465,675
680,000	6.38%, 01/23/2045	584,800
330,000	QEP Resources Inc 5.25%, 05/01/2023	317,625
480,000	Range Resources Corp(h) 4.88%, 05/15/2025	421,200
1,170,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,228,280
500,000	Sanchez Energy Corp(b)(h) 7.25%, 02/15/2023	378,750
175,000	Shelf Drilling Holdings Ltd(b) 8.25%, 02/15/2025	161,525
570,000	Sinopec Group Overseas Development 2017 Ltd(b) 3.63%, 04/12/2027	587,929
1,215,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	1,436,980
430,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.88%, 04/15/2026	455,800

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 750,000	TerraForm Power Operating LLC(b) 5.00%, 01/31/2028	$ 752,813
2,870,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	3,663,195
545,000	Transocean Inc(h) 5.80%, 10/15/2022	535,463
1,070,000	Transportadora de Gas Internacional SA ESP(b) 5.55%, 11/01/2028	1,202,145
475,000	USA Compression Partners LP / USA Compression Finance Corp(b) 6.88%, 09/01/2027	498,802
1,130,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp(b) 8.75%, 04/15/2023	734,500
375,000	Weatherford International Ltd(g)(i) 9.88%, 02/15/2024	195,938
		57,999,770
Financial — 16.13%
	Acrisure LLC / Acrisure Finance Inc(b)
325,000	8.13%, 02/15/2024	335,563
1,100,000	7.00%, 11/15/2025	992,750
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
750,000	3.95%, 02/01/2022	771,413
600,000	3.50%, 05/26/2022	611,575
480,000	3.65%, 07/21/2027	477,246
100,000	AGFC Capital Trust I(b)(e) 4.35%, 01/15/2067 3-mo. LIBOR + 1.75%	55,000
1,210,000	Aircastle Ltd 4.25%, 06/15/2026	1,220,342
1,205,000	Allstate Corp(e) 5.75%, 08/15/2053 3-mo. LIBOR + 2.93%	1,263,093
	American International Group Inc
60,000	4.88%, 06/01/2022	64,309
75,000	4.13%, 02/15/2024	79,424
1,125,000	Antares Holdings LP(b) 6.00%, 08/15/2023	1,143,042
805,000	Athene Holding Ltd 4.13%, 01/12/2028	811,222
815,000	Australia & New Zealand Banking Group Ltd(b)(h) 4.40%, 05/19/2026	858,923
600,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	662,256
4,800,000	Banco Santander SA 5.18%, 11/19/2025	5,217,488
Principal Amount(a)		Fair Value
Financial — (continued)
	Bank of America Corp
$ 930,000	3.00%, 12/20/2023(e) 3-mo. LIBOR + 0.79%	$ 946,681
350,000	4.20%, 08/26/2024	372,106
450,000	4.25%, 10/22/2026	480,561
800,000	4.18%, 11/25/2027	848,649
1,000,000	Bank of China Ltd(b) 5.00%, 11/13/2024	1,074,803
770,000	Bank of Montreal 3.80%, 12/15/2032	780,865
1,150,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	1,106,587
1,300,000	Brighthouse Financial Inc 3.70%, 06/22/2027	1,236,625
1,465,000	Capital One Financial Corp 3.75%, 07/28/2026	1,490,277
1,445,000	Citibank NA(e) 3.12%, 05/20/2022 3-mo. LIBOR + 0.60%	1,446,808
	Citigroup Inc
900,000	6.25%, Perpetual(e)(k) 3-mo. LIBOR + 4.51%	988,461
1,775,000	3.50%, 05/15/2023	1,830,815
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	519,600
210,000	Deutsche Bank AG 4.88%, 12/01/2032	182,492
172,000,000	Development Bank of Kazakhstan JSC(b) KZT, 8.95%, 05/04/2023	439,720
226,336	Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust(b) 5.25%, 05/30/2023	232,650
480,084	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(b) 6.13%, 11/30/2019	483,780
1,000,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance(b) 5.00%, 08/01/2021	1,012,855
1,215,000	E*TRADE Financial Corp 4.50%, 06/20/2028	1,277,009
1,120,000	EPR Properties REIT 4.75%, 12/15/2026	1,186,281
965,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	1,017,005
145,000	Fairstone Financial Inc(b) 7.88%, 07/15/2024	147,719
975,000	Fidelity National Financial Inc 5.50%, 09/01/2022	1,054,882
750,000	FS KKR Capital Corp 4.75%, 05/15/2022	758,077
770,000	Global Atlantic Finance Co(b) 8.63%, 04/15/2021	838,235
850,000	GLP Capital LP / GLP Financing II Inc REIT 5.25%, 06/01/2025	910,690

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Goldman Sachs Group Inc
$ 8,135,000	CAD, 3.55%, 02/12/2021	$ 6,341,703
1,205,000	3.69%, 05/15/2026(e) 3-mo. LIBOR + 1.17%	1,188,137
1,600,000	6.75%, 10/01/2037	2,093,972
825,000	Grupo de Inversiones Suramericana SA(b)(h) 5.50%, 04/29/2026	899,250
650,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	669,636
1,315,000	Hospitality Properties Trust REIT 4.95%, 02/15/2027	1,323,663
427,000	Huntington Bancshares Inc(e)(k) 5.70%, Perpetual 3-mo. LIBOR + 2.88%	429,135
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
700,000	6.38%, 12/15/2025	714,560
1,085,000	6.25%, 05/15/2026(b)	1,097,206
755,000	ING Groep NV(k) 6.00%, Perpetual	762,324
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	312,822
1,105,000	4.63%, 04/15/2021	1,139,526
	Jefferies Group LLC
485,000	6.88%, 04/15/2021	519,076
1,165,000	5.13%, 01/20/2023	1,247,356
705,000	6.45%, 06/08/2027	798,011
1,140,000	6.25%, 01/15/2036	1,227,689
1,440,000	JPMorgan Chase & Co(e)(k) 5.30%, Perpetual 3-mo. LIBOR + 3.80%	1,456,661
515,000	JPMorgan Chase Bank NA 1.65%, 09/23/2019	514,027
1,500,000	KeyCorp (e)(k) 5.00%, Perpetual 3-mo. LIBOR + 3.60%	1,514,310
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,268,341
735,000	Life Storage LP REIT 4.00%, 06/15/2029	755,530
350,000	Lincoln National Corp(e) 4.63%, 04/20/2067 3-mo. LIBOR + 2.04%	275,625
2,472,000	Lloyds Banking Group PLC 4.58%, 12/10/2025	2,577,910
580,000	M&T Bank Corp(e)(k) 5.13%, Perpetual 3-mo. LIBOR + 3.52%	600,300
600,000	MBIA Insurance Corp(b)(e) 13.86%, 01/15/2033 3-mo. LIBOR + 11.26%	419,250
	MetLife Inc
860,000	5.88%, Perpetual(e)(k) 3-mo. LIBOR + 2.95%	907,833
245,000	9.25%, 04/08/2038(b)	343,000
Principal Amount(a)		Fair Value
Financial — (continued)
$ 915,000	10.75%, 08/01/2039	$ 1,450,275
490,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT(b) 5.75%, 02/01/2027	527,975
	Morgan Stanley
3,325,000	4.10%, 05/22/2023	3,498,755
585,000	3.13%, 07/27/2026	595,881
1,950,000	4.35%, 09/08/2026	2,090,202
285,000	3.95%, 04/23/2027	297,974
400,000	MPT Operating Partnership LP / MPT Finance Corp REIT 5.00%, 10/15/2027	412,000
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,804,661
1,345,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	1,365,175
	Navient Corp
190,000	5.50%, 01/25/2023	195,225
1,035,000	6.13%, 03/25/2024	1,060,875
195,000	5.88%, 10/25/2024	197,194
825,000	6.75%, 06/15/2026(h)	855,937
3,035,000	5.63%, 08/01/2033	2,526,637
1,340,000	Old Republic International Corp 4.88%, 10/01/2024	1,451,551
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	675,535
965,000	Physicians Realty LP REIT 4.30%, 03/15/2027	995,871
850,000	PNC Financial Services Group Inc(e)(k) 5.00%, Perpetual 3-mo. LIBOR + 3.30%	864,875
690,000	Prudential Financial Inc(e) 5.88%, 09/15/2042 3-mo. LIBOR + 4.17%	730,358
	Quicken Loans Inc(b)
495,000	5.75%, 05/01/2025	509,692
565,000	5.25%, 01/15/2028	562,175
535,000	Radian Group Inc 4.50%, 10/01/2024	547,995
1,185,000	Royal Bank of Scotland Group PLC 6.00%, 12/19/2023	1,289,978
	Santander Holdings USA Inc
1,840,000	3.50%, 06/07/2024	1,868,011
380,000	4.40%, 07/13/2027	396,367
1,740,000	Societe Generale SA(b) 4.75%, 11/24/2025	1,834,012
	Springleaf Finance Corp
1,840,000	6.88%, 03/15/2025	2,014,763
715,000	7.13%, 03/15/2026	781,370
1,900,000	Synchrony Financial 3.95%, 12/01/2027	1,896,941

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 540,000	Synovus Financial Corp 5.90%, 02/07/2029	$ 558,900
1,295,000	Toronto-Dominion Bank 3.63%, 09/15/2031	1,319,142
870,000	Voya Financial Inc(e) 5.65%, 05/15/2053 3-mo. LIBOR + 3.58%	902,155
1,045,000	Wells Fargo & Co(e)(k) 5.90%, Perpetual 3-mo. LIBOR + 3.11%	1,093,331
		105,796,520
Industrial — 3.86%
1,650,000	APL Ltd 8.00%, 01/15/2024	1,386,000
1,148,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	1,181,522
	Bombardier Inc(b)
2,255,000	6.00%, 10/15/2022	2,264,674
1,550,000	CAD, 7.35%, 12/22/2026	1,183,613
50,000	Clean Harbors Inc(b) 4.88%, 07/15/2027	50,818
1,010,000	CNH Industrial NV 4.50%, 08/15/2023	1,059,187
400,000	Delhi International Airport Ltd(b) 6.45%, 06/04/2029	421,200
845,000	Embraer Netherlands Finance BV 5.40%, 02/01/2027	937,113
650,000	frontdoor Inc(b) 6.75%, 08/15/2026	692,250
352,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	352,220
	General Electric Co
1,035,000	5.00%, Perpetual(e)(k) 3-mo. LIBOR + 3.33%	992,834
260,000	4.50%, 03/11/2044	252,951
	GFL Environmental Inc(b)
325,000	7.00%, 06/01/2026	332,719
315,000	8.50%, 05/01/2027	339,019
520,000	Greif Inc(b) 6.50%, 03/01/2027	536,900
600,000	Hillman Group Inc(b) 6.38%, 07/15/2022	532,500
800,000	James Hardie International Finance Designated Activity Co(b) 5.00%, 01/15/2028	796,000
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	425,100
450,000	LSB Industries Inc(b)(h) 9.63%, 05/01/2023	457,875
	Masco Corp
422,000	7.75%, 08/01/2029	529,827
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 400,000	6.50%, 08/15/2032	$ 471,747
400,000	New Enterprise Stone & Lime Co Inc(b) 10.13%, 04/01/2022	409,000
1,570,000	Oshkosh Corp 4.60%, 05/15/2028	1,655,800
502,000	Owens Corning 7.00%, 12/01/2036	595,195
1,160,000	Pentair Finance SARL 4.50%, 07/01/2029	1,188,977
520,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(b) 7.00%, 07/15/2024	537,690
	TransDigm Inc
415,000	6.50%, 07/15/2024	420,187
350,000	6.50%, 05/15/2025	353,938
575,000	Trident Merger Sub Inc(b) 6.63%, 11/01/2025	536,187
900,000	Weekley Homes LLC / Weekley Finance Corp 6.63%, 08/15/2025	888,750
3,420,000	WestRock RKT Co 4.00%, 03/01/2023	3,551,613
		25,333,406
Technology — 2.53%
1,645,000	Apple Inc 1.80%, 05/11/2020	1,640,924
350,000	Banff Merger Sub Inc(b) 9.75%, 09/01/2026	303,625
828,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.63%, 01/15/2024	836,401
	Broadcom Inc(b)
560,000	3.63%, 10/15/2024	562,939
2,005,000	4.75%, 04/15/2029	2,054,472
895,000	Citrix Systems Inc 4.50%, 12/01/2027	925,663
	Dell International LLC / EMC Corp(b)
1,240,000	6.02%, 06/15/2026	1,367,455
1,080,000	8.10%, 07/15/2036	1,324,541
1,130,000	8.35%, 07/15/2046	1,427,985
355,000	Exela Intermediate LLC / Exela Finance Inc(b) 10.00%, 07/15/2023	288,437
1,250,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	1,383,784
3,270,000	International Business Machines Corp 2.85%, 05/13/2022	3,322,885
165,000	IQVIA Inc(b) 5.00%, 05/15/2027	170,363

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 985,000	VMware Inc 3.90%, 08/21/2027	$ 997,597
		16,607,071
Utilities — 1.05%
960,000	CenterPoint Energy Inc 4.25%, 11/01/2028	1,037,006
986,000	DPL INC(b) 4.35%, 04/15/2029	998,640
875,000	EDP Finance BV(b) 4.13%, 01/15/2020	876,925
765,000	Enel Finance International NV(b) 6.00%, 10/07/2039	906,354
1,125,000	Perusahaan Listrik Negara PT(b) 4.13%, 05/15/2027	1,147,497
	Talen Energy Supply LLC(b)
180,000	7.25%, 05/15/2027	184,500
755,000	6.63%, 01/15/2028	750,281
980,000	Vistra Operations Co LLC(b) 4.30%, 07/15/2029	994,136
		6,895,339
TOTAL CORPORATE BONDS AND NOTES — 52.94% (Cost $331,771,229)		$347,155,355
CONVERTIBLE BONDS
Communications — 1.10%
2,260,000	Booking Holdings Inc(h) 0.90%, 09/15/2021	2,585,209
5,000,000	DISH Network Corp 2.38%, 03/15/2024	4,618,827
		7,204,036
Energy — 0.15%
290,000	Chesapeake Energy Corp 5.50%, 09/15/2026	231,472
805,000	SM Energy Co 1.50%, 07/01/2021	740,719
		972,191
Financial — 0.13%
810,000	iStar Inc REIT 3.13%, 09/15/2022	831,143
Technology — 0.77%
375,000	Evolent Health Inc 2.00%, 12/01/2021	333,340
	Nuance Communications Inc
615,000	1.25%, 04/01/2025	602,641
Principal Amount(a)		Fair Value
Technology — (continued)
$ 3,517,000	1.50%, 11/01/2035	$ 3,518,219
685,000	Western Digital Corp(b) 1.50%, 02/01/2024	615,151
		5,069,351
TOTAL CONVERTIBLE BONDS — 2.15% (Cost $13,580,368)		$ 14,076,721
FOREIGN GOVERNMENT BONDS AND NOTES
635,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	679,526
	Argentine Republic Government International Bond
265,000	6.88%, 04/22/2021	232,537
695,000	6.88%, 01/26/2027	553,394
371,540	8.28%, 12/31/2033(i)	309,772
	Dominican Republic International Bond(b)
200,000	6.88%, 01/29/2026	225,752
885,000	6.00%, 07/19/2028	954,703
	Egypt Government International Bond(b)
765,000	7.50%, 01/31/2027	815,404
695,000	7.60%, 03/01/2029	732,773
	Ghana Government International Bond(b)
485,000	7.63%, 05/16/2029	492,795
280,000	8.13%, 03/26/2032	284,260
11,067,000,000	Indonesia Treasury Bond IDR, 8.13%, 05/15/2024	824,102
885,000	Ivory Coast Government International Bond(b) 6.38%, 03/03/2028	875,686
1,530,000	Jordan Government International Bond(b) 5.75%, 01/31/2027	1,547,699
890,000	Kenya Government International Bond(b) 8.00%, 05/22/2032	940,386
	Mexican Bonos
196,295 (l)	MXP, 6.50%, 06/10/2021	1,003,261
235,000 (l)	MXP, 6.50%, 06/09/2022	1,192,732
267,239 (l)	MXP, 8.00%, 12/07/2023	1,421,993
	Mexico Government International Bond
520,000	4.15%, 03/28/2027	544,877
670,000	4.50%, 04/22/2029	718,240
900,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	1,022,521
1,250,000	Nigeria Government International Bond(b) 7.88%, 02/16/2032	1,305,792
16,015,000	Norway Government Bond(b) NOK, 3.75%, 05/25/2021	1,964,514

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Oman Government International Bond(b)
$ 1,615,000	5.38%, 03/08/2027	$ 1,516,198
400,000	5.63%, 01/17/2028	378,604
320,000	Pakistan Government International Bond(b) 6.88%, 12/05/2027	323,264
1,335,000	Provincia de Buenos Aires(b) 7.88%, 06/15/2027	991,251
	Republic of South Africa Government International Bond
350,000	5.88%, 09/16/2025	383,333
645,000	4.30%, 10/12/2028	633,422
580,000	5.65%, 09/27/2047	594,361
2,000,000	Russian Foreign Eurobond(b) 5.63%, 04/04/2042	2,345,200
1,255,000	Saudi Government International Bond(b) 4.38%, 04/16/2029	1,355,975
	Sri Lanka Government International Bond(b)
1,010,000	6.75%, 04/18/2028	975,947
310,000	7.55%, 03/28/2030	310,670
	Turkey Government International Bond
1,700,000	4.88%, 10/09/2026	1,521,500
815,000	6.00%, 03/25/2027	774,250
	Ukraine Government International Bond(b)
1,050,000	7.75%, 09/01/2023	1,110,375
610,000	7.75%, 09/01/2026	628,076
1,700,000	Venezuela Government International Bond(g)(i) 7.65%, 04/21/2025	340,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 5.01% (Cost $33,596,839)		$ 32,825,145
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.82%
1,248,981	Agate Bay Mortgage Trust(b)(c) Series 2016-3 Class A5 3.50%, 08/25/2046	1,269,228
1,960,000	Angel Oak Mortgage Trust(b)(c) Series 2019-3 Class A1 2.93%, 05/25/2059	1,969,974
	Angel Oak Mortgage Trust I LLC(b)(c)
	Series 2018-2 Class A1
847,993	3.67%, 07/27/2048	861,344
	Series 2019-1 Class A1
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,073,277	3.92%, 11/25/2048	$ 1,094,564
551,960	Angel Oak Mortgage Trust LLC(b)(c) Series 2017-3 Class A1 2.71%, 11/25/2047	551,886
	Arroyo Mortgage Trust(b)(c)
	Series 2018-1 Class A1
296,651	3.76%, 04/25/2048	303,722
	Series 2019-1 Class A1
717,641	3.81%, 01/25/2049	733,640
	Series 2019-2 Class A1
583,338	3.35%, 04/25/2049	591,427
619,430	Bunker Hill Loan Depositary Trust(b)(d) Series 2019-1 Class A1 3.61%, 10/26/2048	632,518
755,634	Chase Home Lending Mortgage Trust(b)(c) Series 2019-ATR1 Class A4 4.00%, 04/25/2049	773,616
1,325,000	CHC Commercial Mortgage Trust(b)(e) Series 2019-CHC Class A 3.52%, 06/15/2034 1-mo. LIBOR + 1.12%	1,325,000
	Citigroup Mortgage Loan Trust(b)(c)
	Series 2018-RP3 Class A1
115,627	3.25%, 03/25/2061	117,722
	Series 2019-RP1 Class A1
481,337	3.50%, 01/25/2066	495,952
	COLT Mortgage Loan Trust(b)(c)
	Series 2018-3 Class A1
2,572,644	3.69%, 10/26/2048	2,607,902
	Series 2019-1 Class A1
639,916	3.71%, 03/25/2049	649,912
	Series 2019-3 Class A1
2,315,000	2.76%, 08/25/2049	2,314,976
1,500,000	COMM Mortgage Trust(b)(c) Series 2014-277P Class A 3.73%, 08/10/2049	1,590,467
1,145,000	Credit Suisse Mortgage Capital Certificates(b)(e) Series 2019-ICE4 Class A 3.37%, 05/15/2036 1-mo. LIBOR + 0.98%	1,146,435
	Deephaven Residential Mortgage Trust(b)(c)
	Series 2017-2A Class A1
1,696,590	2.45%, 06/25/2047	1,695,352
	Series 2018-3A Class A1
1,224,369	3.79%, 08/25/2058	1,239,994
	Ellington Financial Mortgage Trust(b)(c)
	Series 2017-1 Class A1
451,813	2.69%, 10/25/2047	450,351
	Series 2018-1 Class A1FX
830,054	4.14%, 10/25/2058	843,801
	Series 2019-1 Class A1

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 800,000	2.93%, 06/25/2059	$ 800,000
973,994	Galton Funding Mortgage Trust(b)(c) Series 2018-2 Class A41 4.50%, 10/25/2058	998,039
484,166	GCAT LLC(b)(d) Series 2019-NQM1 Class A1 2.99%, 02/25/2059	486,594
	Homeward Opportunities Fund I Trust(b)(c)
	Series 2018-2 Class A1
230,415	3.99%, 11/25/2058	235,486
	Series 2019-1 Class A1
936,584	3.45%, 01/25/2059	948,566
	JP Morgan Mortgage Trust(c)
	Series 2005-A5 Class 1A2
377,967	4.17%, 08/25/2035	384,874
	Series 2014-2 Class 2A2
779,064	3.50%, 06/25/2029(b)	795,653
	Series 2018-8 Class A3
2,131,387	4.00%, 01/25/2049(b)	2,180,592
820,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C31 Class AS 4.11%, 08/15/2048	872,132
980,000	LHOME Mortgage Trust(b)(d) Series 2019-RTL1 Class A1 4.58%, 10/25/2023	990,871
330,000	Mello Warehouse Securitization Trust(b)(e) Series 2019-1 Class C 3.60%, 06/25/2052 1-mo. LIBOR + 1.20%	330,000
962,787	Metlife Securitization Trust(b)(c) Series 2019-1A Class A1A 3.75%, 04/25/2058	999,916
	New Residential Mortgage Loan Trust(b)
	Series 2017-2A Class A3
2,297,326	4.00%, 03/25/2057(c)	2,398,260
	Series 2018-1A Class A1A
2,771,833	4.00%, 12/25/2057(c)	2,873,342
	Series 2018-4A Class A1S
1,689,645	3.15%, 01/25/2048(e) 1-mo. LIBOR + 0.75%	1,688,471
	Series 2019-NQM1 Class A1
2,085,268	3.67%, 01/25/2049(c)	2,123,901
	OBX Trust(b)(c)
	Series 2018-EXP2 Class 1A1
715,085	4.00%, 11/25/2048	726,163
	Series 2019-INV1 Class A3
568,931	4.50%, 11/25/2048	586,030
1,696,022	Preston Ridge Partners Mortgage LLC (b)(d) Series 2019-1A Class A1 4.50%, 01/25/2024	1,715,998
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 653,977	RCO V Mortgage LLC(b)(d) Series 2019-1 Class A1 3.72%, 05/24/2024	$ 658,551
2,000,000	Residential Mortgage Loan Trust(b)(c) Series 2019-2 Class A1 2.91%, 05/25/2059	2,000,000
1,677,334	Sequoia Mortgage Trust(b)(c) Series 2018-CH2 Class A12 4.00%, 06/25/2048	1,700,766
773,723	Starwood Mortgage Residential Trust(b)(c) Series 2019-IMC1 Class A1 3.47%, 02/25/2049	785,420
1,240,000	Towd Point HE Trust(b)(e) Series 2019-HE1 Class A1 3.34%, 04/25/2048 1-mo. LIBOR + 0.90%	1,236,057
627,773	VCAT LLC(b)(d) Series 2019-NPL1 Class A1 4.36%, 02/25/2049	635,875
	Verus Securitization Trust(b)(c)
	Series 2018-3 Class A1
664,838	4.11%, 10/25/2058	679,242
	Series 2019-1 Class A1
1,116,420	3.84%, 02/25/2059	1,133,661
	Series 2019-INV1 Class A1
789,246	3.40%, 12/25/2059	805,213
1,910,000	Wells Fargo Commercial Mortgage Trust Series 2015-LC20 Class B 3.72%, 04/15/2050	1,978,584
830,000	WFRBS Commercial Mortgage Trust Series 2014-C24 Class AS 3.93%, 11/15/2047	864,359
		57,872,399
U.S. Government Agency — 0.30%
	Federal National Mortgage Association
982,974	4.00%, 09/01/2047	1,024,023

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 888,506	4.00%, 05/01/2048	$ 923,079
		1,947,102
TOTAL MORTGAGE-BACKED SECURITIES — 9.12% (Cost $58,989,533)		$ 59,819,501
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.35%
2,460,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,320,616
TOTAL MUNICIPAL BONDS AND NOTES — 0.35% (Cost $2,447,519)		$ 2,320,616
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,000,000	1.50%, 04/15/2020	3,983,281
4,000,000	2.38%, 04/30/2020	4,011,563
1,640,000	1.13%, 08/31/2021	1,617,898
2,425,000	2.63%, 02/15/2029	2,555,817
7,065,000	3.00%, 08/15/2048	7,736,727
4,435,000	2.88%, 05/15/2049	4,750,301
TOTAL U.S. TREASURY BONDS AND NOTES — 3.76% (Cost $23,637,529)		$ 24,655,587
Shares
COMMON STOCK
Communications — 0.67%
79,711	AT&T Inc	2,671,116
51,679	Corning Inc	1,717,293
		4,388,409
Consumer, Cyclical — 0.27%
172,110	Ford Motor Co	1,760,685
Energy — 0.01%
42,007	Chesapeake Energy Corp(h)(m)	81,914
TOTAL COMMON STOCK — 0.95% (Cost $5,754,177)		$ 6,231,008
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Energy — 0.33%
203	Chesapeake Energy Corp 5.75%(b)	$ 96,029
5,282	Chesapeake Energy Corp 4.50%(h)	280,738
4,692	Chesapeake Energy Corp 5.00%(h)	191,199
18	Chesapeake Energy Corp 5.75%	8,609
30,000	El Paso Energy Capital Trust I 4.75%(h)	1,592,310
TOTAL CONVERTIBLE PREFERRED STOCK — 0.33% (Cost $2,212,148)		$ 2,168,885
PREFERRED STOCK
Utilities — 0.08%
25,000	Southern California Edison Co(h)	555,250
TOTAL PREFERRED STOCK — 0.08% (Cost $389,500)		$ 555,250
EXCHANGE TRADED FUNDS
220,018	Invesco Senior Loan ETF(h)	4,985,608
45,694	iShares iBoxx High Yield Corporate Bond ETF	3,983,603

TOTAL EXCHANGE TRADED FUNDS — 1.37% (Cost $8,969,894)		$ 8,969,211
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 0.51%
$ 3,357,000	Ford Motor Credit Co LLC 3.18%, 12/02/2019	3,311,733
U.S. Government Agency Bonds and Notes — 0.59%
3,900,000	Federal Home Loan Bank 2.13%, 07/01/2019	3,899,545
U.S. Treasury Bonds and Notes — 5.93%
	U.S. Treasury Bills
14,225,000	2.47%, 09/05/2019	14,158,919
15,000,000	2.39%, 09/26/2019(h)	14,911,744

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 9,875,000	2.38%, 11/14/2019	$ 9,785,810
		38,856,473
Repurchase Agreements — 3.05%
992,577	Undivided interest of 12.10% in a repurchase agreement (principal amount/value $8,216,959 with a maturity value of $8,218,637) with Credit Agricole Securities (USA) Inc, 2.45%, dated 6/28/19 to be repurchased at $992,577 on 7/1/19 collateralized by a U.S. Treasury security, 0.13%, 4/15/21, with a value of $8,381,299.(n)	992,577
4,751,125	Undivided interest of 14.86% in a repurchase agreement (principal amount/value $32,034,004 with a maturity value of $32,040,678) with Bank of Montreal, 2.50%, dated 6/28/19 to be repurchased at $4,751,125 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/15/19 - 5/20/68, with a value of $32,674,692.(n)	4,751,125
4,751,125	Undivided interest of 9.16% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $4,751,125 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(n)	4,751,125
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,751,125	Undivided interest of 9.76% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $4,751,125 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(n)	$ 4,751,125
4,751,125	Undivided interest of 9.76% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $4,751,125 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(n)	4,751,125
		19,997,077
SHORT TERM INVESTMENTS — 10.08% (Cost $66,064,828)		$ 66,064,828
TOTAL INVESTMENTS — 101.26% (Cost $646,628,886)		$663,979,797
OTHER ASSETS & LIABILITIES, NET — (1.26)%		$ (8,244,820)
TOTAL NET ASSETS — 100.00%		$655,734,977

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of June 28, 2019 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 28, 2019. Maturity date disclosed represents final maturity date.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
(f)	All or a portion of this position has not settled as of June 28, 2019. The interest rate shown represents the stated spread over the LIBOR or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	Security in bankruptcy at June 28, 2019.
(h)	All or a portion of the security is on loan at June 28, 2019.
(i)	Security in default.
(j)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(k)	Security has no contractual maturity date and pays an indefinite stream of interest.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
Currency Abbreviations
CAD	Canadian Dollar
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXP	Mexican Peso
NOK	Norwegian Krone
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Multi-Sector Bond Fund (fomerly Great-West Loomis Sayles Bond Fund)
ASSETS:
Investments in securities, fair value (including $19,338,189 of securities on loan)(a)	$643,982,720
Repurchase agreements, fair value(b)	19,997,077
Cash	23,066,633
Dividends and interest receivable	5,778,299
Subscriptions receivable	510,109
Receivable for investments sold	3,563,438
Total Assets	696,898,276
LIABILITIES:
Payable for director fees	3,056
Payable for distribution fees	68
Payable for investments purchased	18,546,956
Payable for other accrued fees	67,129
Payable for shareholder services fees	52,284
Payable to investment adviser	243,086
Payable upon return of securities loaned	19,997,077
Redemptions payable	2,253,643
Total Liabilities	41,163,299
NET ASSETS	$655,734,977
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,337,928
Paid-in capital in excess of par	640,611,325
Total distributable earnings	8,785,724
NET ASSETS	$655,734,977
NET ASSETS BY CLASS
Investor Class	$194,357,453
Class L	$375,351
Institutional Class	$461,002,173
CAPITAL STOCK:
Authorized
Investor Class	80,000,000
Class L	15,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	14,436,239
Class L	37,805
Institutional Class	48,905,237
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.46
Class L	$9.93
Institutional Class	$9.43
(a) Cost of investments	$626,631,809
(b) Cost of repurchase agreements	$19,997,077
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Multi-Sector Bond Fund (fomerly Great-West Loomis Sayles Bond Fund)
INVESTMENT INCOME:
Interest	$16,690,716
Income from securities lending	88,327
Dividends	316,175
Total Income	17,095,218
EXPENSES:
Management fees	1,651,514
Shareholder services fees – Investor Class	338,259
Shareholder services fees – Class L	328
Audit and tax fees	17,800
Custodian fees	27,498
Director's fees	10,228
Distribution fees – Class L	233
Legal fees	1,541
Pricing fees	35,104
Registration fees	42,320
Shareholder report fees	2,891
Transfer agent fees	6,956
Other fees	832
Total Expenses	2,135,504
Less amount waived by investment adviser	49,576
Less amount waived by distributor - Class L	13
Net Expenses	2,085,915
NET INVESTMENT INCOME	15,009,303
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(7,527,627)
Net Realized Loss	(7,527,627)
Net change in unrealized appreciation on investments and foreign currency translations	44,935,006
Net Change in Unrealized Appreciation	44,935,006
Net Realized and Unrealized Gain	37,407,379
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,416,682
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Multi-Sector Bond Fund (fomerly Great-West Loomis Sayles Bond Fund)	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$15,009,303	$29,603,933
Net realized loss	(7,527,627)	(460,246)
Net change in unrealized appreciation (depreciation)	44,935,006	(48,627,045)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,416,682	(19,483,358)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,051,411)	(6,675,662)
Class L	(9,138)	(3,569)
Institutional Class	(11,851,495)	(23,763,254)
From Net Investment Income and Net Realized Gains	(14,912,044)	(30,442,485)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	22,664,663	48,117,714
Class L	700,491	220,423
Institutional Class	41,182,629	84,486,086
Shares issued in reinvestment of distributions
Investor Class	3,051,411	6,675,662
Class L	9,138	3,569
Institutional Class	11,851,495	23,763,254
Shares redeemed
Investor Class	(39,459,787)	(131,254,590)
Class L	(450,475)	(105,485)
Institutional Class	(38,546,052)	(141,885,057)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,003,513	(109,978,424)
Total Increase (Decrease) in Net Assets	38,508,151	(159,904,267)
NET ASSETS:
Beginning of Period	617,226,826	777,131,093
End of Period	$655,734,977	$617,226,826
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,709,687	3,631,463
Class L	70,564	22,237
Institutional Class	4,402,229	8,869,078
Shares issued in reinvestment of distributions
Investor Class	226,702	518,526
Class L	920	381
Institutional Class	1,256,787	2,608,828
Shares redeemed
Investor Class	(2,976,194)	(9,938,392)
Class L	(45,579)	(10,718)
Institutional Class	(4,101,012)	(14,950,662)
Net Increase (Decrease)	544,104	(9,249,259)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$12.62	0.29	0.76	1.05	(0.21)	-	(0.21)	$13.46	8.42% (d)
12/31/2018	$13.42	0.52	(0.93)	(0.41)	(0.32)	(0.07)	(0.39)	$12.62	(3.10%)
12/31/2017	$12.85	0.47	0.33	0.80	(0.23)	-	(0.23)	$13.42	6.27%
12/31/2016	$11.88	0.52	0.82	1.34	(0.30)	(0.07)	(0.37)	$12.85	11.38%
12/31/2015	$13.20	0.46	(1.31)	(0.85)	(0.31)	(0.16)	(0.47)	$11.88	(6.55%)
12/31/2014	$13.72	0.50	(0.02)	0.48	(0.53)	(0.47)	(1.00)	$13.20	3.45%
Class L
06/28/2019(Unaudited)	$ 9.40	0.19	0.58	0.77	(0.24)	-	(0.24)	$ 9.93	8.24% (d)
12/31/2018 (e)	$10.00	0.14	(0.42)	(0.28)	(0.25)	(0.07)	(0.32)	$ 9.40	(2.79%) (d)
Institutional Class
06/28/2019(Unaudited)	$ 8.91	0.22	0.55	0.77	(0.25)	-	(0.25)	$ 9.43	8.61% (d)
12/31/2018	$ 9.68	0.41	(0.67)	(0.26)	(0.44)	(0.07)	(0.51)	$ 8.91	(2.80%)
12/31/2017	$ 9.40	0.38	0.24	0.62	(0.34)	-	(0.34)	$ 9.68	6.68%
12/31/2016	$ 8.84	0.42	0.61	1.03	(0.40)	(0.07)	(0.47)	$ 9.40	11.79%
12/31/2015 (f)	$10.00	0.26	(0.97)	(0.71)	(0.31)	(0.14)	(0.45)	$ 8.84	(7.17%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$194,357	0.92% (h)	0.90% (h)	4.49% (h)	37% (d)
12/31/2018	$195,275	0.91%	0.90%	3.93%	61%
12/31/2017	$285,372	0.90%	0.90%	3.57%	19%
12/31/2016	$312,781	0.90%	0.90%	4.16%	20%
12/31/2015	$327,015	0.90%	0.90%	3.58%	35%
12/31/2014	$780,472	0.90%	0.90%	3.56%	21%
Class L
06/28/2019 (Unaudited)	$ 375	17.03% (h)	1.14% (h)	3.94% (h)	37% (d)
12/31/2018 (e)	$ 112	76.93% (h)	1.14% (h)	4.60% (h)	61%
Institutional Class
06/28/2019 (Unaudited)	$461,002	0.56% (h)	0.55% (h)	4.83% (h)	37% (d)
12/31/2018	$421,840	0.55%	0.55%	4.31%	61%
12/31/2017	$491,759	0.55%	0.55%	3.91%	19%
12/31/2016	$409,663	0.55%	0.55%	4.51%	20%
12/31/2015 (f)	$392,917	0.55% (h)	0.55% (h)	4.07% (h)	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was September 10, 2018.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FOMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Multi-Sector Bond Fund (Fomerly Great-West Loomis Sayles Bond Fund) (the Fund) are included herein. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 28, 2019

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.

Semi-Annual Report - June 28, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 56,533,713	$ —	$ 56,533,713
Bank Loans	—	42,603,977	—	42,603,977
Corporate Bonds and Notes	—	347,155,355	—	347,155,355
Convertible Bonds	—	14,076,721	—	14,076,721
Foreign Government Bonds and Notes	—	32,825,145	—	32,825,145
Mortgage-Backed Securities	—	59,819,501	—	59,819,501
Municipal Bonds and Notes	—	2,320,616	—	2,320,616
U.S. Treasury Bonds and Notes	—	24,655,587	—	24,655,587
Common Stock	6,231,008	—	—	6,231,008
Convertible Preferred Stock	—	2,168,885	—	2,168,885
Preferred Stock	555,250	—	—	555,250
Exchange Traded Funds	8,969,211	—	—	8,969,211
Short Term Investments	—	66,064,828	—	66,064,828
Total Assets	$ 15,755,469	$ 648,224,328	$ 0	$ 663,979,797
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 28, 2019

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trust securities and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$646,890,551
Gross unrealized appreciation on investments	30,357,539
Gross unrealized depreciation on investments	(13,268,293)
Net unrealized appreciation on investments	$17,089,246
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.52% of the Fund’s average daily net assets up to $1 billion dollars, 0.47% of the Fund’s average daily net assets over $1 billion dollars and 0.42% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 28, 2019

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$16,264	$29,722	$49,576	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. and Newfleet Asset Management, LLC. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $198,144,301 and $239,516,375, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $22,880,184 and $17,984,143, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $19,338,189 and received collateral as reported on the Statement of Assets and Liabilities of $19,997,077 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

Security lending transactions	Total (a)
Corporate Bonds and Notes	$12,096,056
Convertible Bonds	978,588
U.S. Treasury Bonds and Notes	1,567,668
Common Stocks	83,172
Convertible Preferred Stock	149,275
Exchange Traded Funds	5,115,418
Preferred Stock	6,900
Total secured borrowings	$19,997,077
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Multi-Sector Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser” or “Loomis Sayles”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, Loomis Sayles. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. ( “Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 with respect to the Investor Class, and for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and a peer group of funds.
The Board noted that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2018 were in the fourth, second, fourth and first quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). As to the Fund’s Institutional Class, the Board noted that the annualized returns for the one- and three-year periods ended December 31, 2018, were in the fourth and first quintiles, respectively, of its performance universe. The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance. The Board noted that the Broadridge report included returns of the Fund’s then-current benchmark which would be changing to an index that GWCM believed would more readily identify the Fund’s intended investment style. Therefore, in light of the pending benchmark change and the Board’s satisfaction with the Fund’s performance relative to its performance universe, the Board determined not to factor into its conclusion the benchmark-related data included in the Broadridge report.

Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee, and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a new structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was below the median of its respective peer group and in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019